HSBC FUNDS TRUST
--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------
HSBC Asset Management Americas Inc. [GRAPHIC OMITTED]
--------------------------------------------------------------------------------


Cash Management Fund
Government Money Market Fund
U.S. Treasury Money Market Fund
New York Tax-Free Money Market Fund


ANNUAL REPORT
December 31, 1997



Managed by:
HSBC ASSET MANAGEMENT AMERICAS INC.



Sponsored and distributed by:
BISYS FUND SERVICES

HSBC FUNDS TRUST
--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------
HSBC Asset Management Americas Inc. [GRAPHIC OMITTED]
--------------------------------------------------------------------------------

CASH MANAGEMENT FUND
GOVERNMENT MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

January 15, 1998


Dear Shareholder:

The year began with the Federal Open Market Committee (Federal Reserve) raising interest rates 25 basis points to 5.50% during their March 25 meeting. However, the rest of the year saw short-term interest rates remain unchanged despite the markets being influenced by economic factors both at home and abroad. Domestically, there were several false alarms during the second and third quarters that the Fed would be raising rates as an answer to a tight labor market and robust growth in housing and consumer spending. But these factors were quickly negated as inflation indicators such as the Consumer Price Index
(CPI) and Producer Price Index (PPI) reflected that inflation was very much under control.

With two Federal Reserve meetings scheduled during the fourth quarter, market sentiment again focused on higher interest rates. But all talk of a tightening ceased as the markets witnessed a flight to quality, brought upon by the Asian situation. This event completely overshadowed the domestic economic picture as financial and currency problems in Southeast Asia took center stage and investors sought safety in United States Treasury securities.

As we have over the years, our primary goal is to ensure that the HSBC Money Market Funds reflect the highest standards characterized by safety, stability, performance and service. The portfolio managers, analysts and traders at HSBC Asset Management value your relationship, and we appreciate your confidence to let us work on your behalf.




Sincerely,



/s/ EDWARD J. MERKLE



Edward J. Merkle
Managing Director

The views expressed in this letter reflect those of the portfolio manager through the end of the period covered by the report as stated on the cover.

BOARD OF TRUSTEES

JOHN P. PFANN*          Chairman and President, JPP Equities, Inc.

WOLFE J. FRANKL*        Former Director, North America, Berlin
                        Economic Development Corporation

HARALD PAUMGARTEN       President, Paumgarten and Company

ROBERT A. ROBINSON*     Trustee, Henrietta and B. Frederick H. Bugher Foundation

*Member of the Audit and Nominating Committees






--------------------------------------------------------------------------------
OFFICERS

WALTER B. GRIMM                     PRESIDENT

ERIC F. ALMQUIST                    SENIOR VICE PRESIDENT

KAREN DOYLE                         VICE PRESIDENT

CHARLES L. BOOTH                    VICE PRESIDENT

THOMAS LINE                         TREASURER

STEVEN R. HOWARD                    SECRETARY

ALAINA V. METZ                      ASSISTANT SECRETARY

ROBERT L. TUCH                      ASSISTANT SECRETARY

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1997


                              CASH MANAGEMENT FUND

 CREDIT RATING                                                   INTEREST/
  MOODY'S/S&P                      SECURITY                      DISCOUNT   MATURITY    PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                      RATE       DATE       AMOUNT       (NOTE 2)
 -------------                    -----------                    ---------  --------    ---------   ------------
                COMMERCIAL PAPER (45.9%):
                AUTOMOBILES (1.5%):
   P-1, A-1     Mitsubishi Motors, Corp.
                  (LOC - Bank of Tokyo) .....................     6.15%     1/13/98    $2,800,000   $  2,794,260
                                                                                                    ------------
                BANKING (9.4%):
   P-1, A-1     Banco Rio de la Plata SA
                  (LOC - Bayerische Vereinsbank) ............     5.80      1/21/98     8,400,000      8,372,933
   P-1, A-1     Bank of New York Co., Inc. ..................     5.82      1/16/98     9,000,000      8,978,175
                                                                                                    ------------
                                                                                                      17,351,108
                                                                                                    ------------
                ELECTRICAL EQUIPMENT (1.6%):
   P-1, A-1     General Electric Co. ........................     5.80      1/16/98     3,000,000      2,992,750
                                                                                                    ------------
                FINANCIAL SERVICES (20.9%):
   P-1, A-1     Ford Motor Credit Co. .......................     5.82      1/15/98     8,000,000      7,981,893
   P-1, A-1     GTE Funding, Inc. ...........................     5.83       1/5/98     4,823,000      4,819,876
   P-1, A-1     GTE Funding, Inc. ...........................     5.88       1/7/98     3,750,000      3,746,325
   P-1, A-1     Ryobi Finance Corp.
                  (LOC - Bank of Tokyo-Mitsubishi) ..........     6.75       1/7/98     6,000,000      5,993,250
   P-1, A-1     75 State Street Capital
                  (LOC - Banque Paribas) ....................     5.92      1/20/98     6,393,000      6,373,026
   P-1, A-1     Three Rivers Funding Corp.
                  (LOC - Mellon Bank) .......................     6.50       1/7/98     9,500,000      9,489,708
                                                                                                    ------------
                                                                                                      38,404,078
                                                                                                    ------------
                ELECTRIC UTILITY (5.3%):
   P-1, A-1     Jacksonville Electric .......................     5.88      2/13/98     9,700,000      9,700,000
                                                                                                    ------------
                GOVERNMENTS (FOREIGN) (4.3%):
   P-1, A-1     Ontario Hydro ...............................     5.65       3/3/98     8,000,000      7,923,411
                                                                                                    ------------
                HOTELS & MOTELS (2.9%):
   P-1, A-1     Accor SA (LOC - Banque National de Paris) ...     5.77      2/25/98     5,400,000      5,352,398
                                                                                                    ------------
                  TOTAL COMMERCIAL PAPER (Amortized Cost - $84,518,005) .........................     84,518,005
                                                                                                    ------------
                CORPORATE NOTES (10.2%):
                BANKING (10.2%):
   P-1, A-1     American Express Centurion Bank* ............     5.97      1/12/98    10,000,000     10,000,000
   P-1, A-1     PNC Bank, Inc.*** ...........................     5.65       1/2/98     8,800,000      8,799,210
                                                                                                    ------------
                  TOTAL CORPORATE NOTES (Amortized Cost - $18,799,210) ..........................     18,799,210
                                                                                                    ------------

                              CASH MANAGEMENT FUND

 CREDIT RATING                                                   INTEREST/
  MOODY'S/S&P                      SECURITY                      DISCOUNT   MATURITY    PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                      RATE       DATE       AMOUNT       (NOTE 2)
 -------------                    -----------                    ---------  --------    ---------   ------------
                MEDIUM TERM NOTES (9.5%):
                FINANCIAL SERVICES (9.5%):
   P-1, A-1     Bear Stearns Co., Inc.* .....................     5.67%      4/9/98   $ 4,700,000   $  4,700,000
   P-1, A-1     Bear Stearns Co., Inc.* .....................     5.83      2/24/98     4,000,000      4,000,000
   P-1, A-1     Merrill Lynch & Co., Inc.* ..................     5.68      3/26/98     8,800,000      8,800,000
                                                                                                    ------------
                  TOTAL MEDIUM TERM NOTES (Amortized Cost - $17,500,000) ........................     17,500,000
                                                                                                    ------------
                PROMISSORY NOTE (4.5%):
   P-1, A-1     Goldman Sachs L.P.** ........................     5.80      1/20/98     8,300,000      8,300,000
                                                                                                    ------------
                  TOTAL PROMISSORY NOTE (Amortized Cost - $8,300,000) ...........................      8,300,000
                                                                                                    ------------
                YANKEE CERTIFICATES OF DEPOSIT (27.8%):
                BANKING (27.8%):
   P-1, A-1     Bank of America, N.A. .......................     5.94     10/22/98     8,200,000      8,196,212
   P-1, A-1     Bankers Trust New York Corp. ................     5.97     10/27/98     8,000,000      7,998,121
   P-1, A-1     Barclays Bank, PLC ..........................     5.94      6/25/98     8,000,000      7,998,350
   P-1, A-1     Bayerische Landesbank .......................     5.81     12/17/98     4,000,000      3,996,662
   P-1, A-1     Canadian Imperial Bank of Commerce ..........     5.87      8/11/98     5,000,000      4,996,947
   P-1, A-1     Commerzbank AG ..............................     5.83      1/15/98    10,000,000     10,000,037
   P-1, A-1     Deutsche Bank ...............................     5.94      9/15/98     5,000,000      4,998,975
   P-1, A-1     Deutsche Bank ...............................     5.94     10/23/98     3,000,000      3,000,048
                                                                                                    ------------
                  TOTAL YANKEE CERTIFICATES OF DEPOSIT (Amortized Cost - $51,185,352) ...........     51,185,352
                                                                                                    ------------
                REPURCHASE AGREEMENTS (1.8%):
                Chase Securities, Inc., (Purchased on 12/31/97,
                  proceeds at maturity $3,310,121;
                  Collateralized by $4,020,000 FHLMC,
                  8.50%, 11/1/26, market value $3,404,414) ..     6.10       1/2/98     3,309,000      3,309,000
                                                                                                    ------------
                  TOTAL REPURCHASE AGREEMENTS
                    (Cost - $3,309,000) .........................................................      3,309,000
                                                                                                    ------------
                  TOTAL INVESTMENTS (99.7%)
                    (Amortized Cost - $183,611,567)(a) ..........................................    183,611,567
                                                                                                    ------------
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%) ..................................        593,697
                                                                                                    ------------
                  NET ASSETS (100.0%) ...........................................................   $184,205,264
                                                                                                    ============

--------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
  * Variable rate security. Rate presented represents rate in effect at December 31, 1997. Date presented represents the next rate change date.
 ** Security restricted as to resale. This investment was  acquired  on  October
    20, 1997 and represents 4.5% of net assets as of December 31, 1997.
*** Variable rate security. The security's interest rate is based upon bank prime rates. Rate presented represents the rate in effect at December 31, 1997.
FHLMC - Federal Home Loan Mortgage Corporation
LOC - Letter of Credit

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1997


                          GOVERNMENT MONEY MARKET FUND

 CREDIT RATING                                                   INTEREST/
  MOODY'S/S&P                      SECURITY                      DISCOUNT   MATURITY    PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                      RATE       DATE       AMOUNT       (NOTE 2)
 -------------                    -----------                    ---------  --------    ---------   ------------
                U.S. GOVERNMENT AGENCIES (64.1%):
   Aaa, N/R     Federal Home Loan Bank ......................     5.65%      1/7/98   $10,000,000   $ 10,000,000
   Aaa, N/R     Federal Home Loan Bank** ....................     5.79       1/2/98     7,000,000      7,012,311
   Aaa, N/R     Federal Home Loan Bank** ....................     5.51       1/2/98    20,000,000     19,990,495
   Aaa, N/R     Federal Home Loan Bank, Discount Note .......     5.41      8/28/98     2,000,000      1,928,167
   Aaa, N/R     Federal Home Loan Mortgage Corp.** ..........     5.90       1/2/98     2,750,000      2,754,079
   Aaa, N/R     Federal Home Loan Mortgage Corp. ............     5.85       6/9/98     5,000,000      5,002,436
   Aaa, N/R     Federal National Mortgage Association** .....     5.52       1/2/98    15,000,000     14,994,534
   Aaa, N/R     Federal National Mortgage Association .......     5.71      3/18/98     3,000,000      2,999,344
                                                                                                    ------------
                  TOTAL U.S. GOVERNMENT AGENCIES (Amortized Cost - $64,681,366) .................     64,681,366
                                                                                                    ------------
                REPURCHASE AGREEMENTS (35.4%):
                Chase Securities, Inc. (Purchased on 12/31/97,
                  proceeds at maturity $5,159,748;
                  Collateralized by $7,210,000 FHLMC,
                  8.50%, 4/1/26, market value $5,398,597) ...     6.10       1/2/98     5,158,000      5,158,000
                Chase Securities, Inc. (Purchased on 12/11/97,
                  proceeds at maturity $7,546,719;
                  Collateralized by $9,397,787 FGLMC,
                  8.50%, 8/1/26, market value $7,901,721) ...     5.75      1/20/98     7,500,000      7,500,000
                Donaldson Lufkin & Jenrette Securities Corp.
                  (Purchased on 12/31/97, proceeds at maturity
                  $23,007,667; Collateralized by $23,491,000
                  U.S. Treasury Notes, 5.63%, 12/31/99,
                  market value $23,472,938) .................     6.00       1/2/98    23,000,000     23,000,000
                                                                                                    ------------
                  TOTAL REPURCHASE AGREEMENTS
                    (Cost - $35,658,000) ........................................................     35,658,000
                                                                                                    ------------
                  TOTAL INVESTMENTS (99.5%)
                    (Amortized Cost - $100,339,366)(a) ..........................................    100,339,366
                                                                                                    ------------
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%) ..................................        522,245
                                                                                                    ------------
                  NET ASSETS (100.0%) ...........................................................   $100,861,611
                                                                                                    ============

--------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
  * Variable rate note. Rate presented represents rate in effect at December 31, 1997. Date presented represents the next rate change date.
 ** Variable rate security.  The  security's  interest  rate is  based upon bank prime rates. Rate presented represents rate in effect at December 31, 1997. FGLMC - Federal Home Loan Mortgage Corp., Giant
FHLMC - Federal Home Loan  Mortgage  Corp.
FNMA - Federal  National  Mortgage  Association
N/R - Not rated

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1997


                         U.S. TREASURY MONEY MARKET FUND

                                                                                         SHARES
 CREDIT RATING                                                   INTEREST/                 OR
  MOODY'S/S&P                      SECURITY                      DISCOUNT   MATURITY    PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                      RATE       DATE       AMOUNT       (NOTE 2)
 -------------                    -----------                    ---------  --------    ---------   ------------
                U.S. TREASURY BILLS (30.2%):
   Aaa, AAA     U.S. Treasury Bills .........................     5.00%*    7/23/98    $2,000,000    $ 1,941,017
   Aaa, AAA     U.S. Treasury Bills .........................     5.07*     8/20/98     1,500,000      1,450,046
   Aaa, AAA     U.S. Treasury Bills .........................     5.20*    10/15/98     2,000,000      1,916,531
   Aaa, AAA     U.S. Treasury Bills .........................     5.14*    11/12/98     2,500,000      2,384,719
                                                                                                     -----------
                  TOTAL U.S. TREASURY BILLS (Amortized Cost - $7,692,313) .......................      7,692,313
                                                                                                     -----------
                OPEN-END INVESTMENT COMPANIES (2.4%):
                Provident Institutional T-Fund .......................................    604,000        604,000
                                                                                                     -----------
                  TOTAL OPEN-END INVESTMENT COMPANIES (Amortized Cost - $604,000) ...............        604,000
                                                                                                     -----------
                REPURCHASE AGREEMENTS (68.0%):
                Bear Stearns Co., Inc. (Purchased on 12/31/97,
                  proceeds at maturity $1,100,367;
                  Collateralized by $1,070,000 U.S.
                  Treasury Bonds, 6.50%, 5/15/05,
                  market value $1,123,409) ..................     6.00       1/2/98     1,100,000      1,100,000
                Chase Securities, Inc. (Purchased on 12/31/97,
                  proceeds at maturity $5,724,700;
                  Collateralized by $5,740,000 U.S.
                  Treasury Notes, 5.00%, 1/31/99,
                  market value $5,698,744) ..................     6.00      1/26/98     5,700,000      5,700,000
                C.S. First Boston, Inc. (Purchased on 11/24/97,
                  proceeds at maturity $2,321,467;
                  Collateralized by $7,825,000 U.S. Treasury
                  Strips, 5/15/17, market value $2,351,734) .     5.60      1/23/98     2,300,000      2,300,000
                Donaldson Lufkin & Jenrette Securities Corp.
                  (Purchased on 12/31/97, proceeds at maturity
                  $1,200,433; Collateralized by $2,488,000
                  U.S. Treasury Strips, 11/15/09,
                  market value $1,226,477) ..................     6.50       1/2/98     1,200,000      1,200,000

                         U.S. TREASURY MONEY MARKET FUND

                                                                 INTEREST/
                                   SECURITY                      DISCOUNT   MATURITY    PRINCIPAL       VALUE
                                  DESCRIPTION                      RATE       DATE       AMOUNT       (NOTE 2)
                                  -----------                    ---------  --------    ---------   ------------
                REPURCHASE AGREEMENTS (CONTINUED)
                Lehman Government Securities, Inc.
                  (Purchased on 12/31/97, proceeds at maturity
                  $1,100,373; Collateralized by $700,000
                  U.S. Treasury Bonds, 11.25%, 2/15/15,
                  market value $1,125,245) ..................     6.10%      1/2/98    $1,100,000    $ 1,100,000
                Merrill Lynch Government Securities, Inc.
                  (Purchased on 12/31/97, proceeds at maturity
                  $1,200,400; Collateralized by $1,195,000
                  U.S. Treasury Notes, 6.63%, 6/30/01,
                  market value $1,227,521) ..................     6.00       1/2/98     1,200,000      1,200,000
                Union Bank of Switzerland (Purchased on
                  12/31/97, proceeds at maturity $4,754,703;
                  Collateralized by $4,849,000 U.S.
                  Treasury Notes, 4.75%, 10/31/98,
                  market value $4,852,081) ..................     6.45      1/26/98     4,753,000      4,753,000
                                                                                                     -----------
                  TOTAL REPURCHASE AGREEMENTS
                    (Cost - $17,353,000) ........................................................     17,353,000
                                                                                                     -----------
                  TOTAL INVESTMENTS (100.6%)
                    (Amortized Cost - $25,649,313)(a) ...........................................     25,649,313
                                                                                                     -----------
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%) .................................       (142,046)
                                                                                                     -----------
                  NET ASSETS (100.0%) ...........................................................    $25,507,267
                                                                                                     ===========

--------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
  * Rate represents effective yield at date of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1997


                       NEW YORK TAX-FREE MONEY MARKET FUND

 CREDIT RATING                                                   INTEREST/
  MOODY'S/S&P                      SECURITY                      DISCOUNT   MATURITY    PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                      RATE       DATE       AMOUNT       (NOTE 2)
 -------------                    -----------                    ---------  --------    ---------   ------------
                MUNICIPAL NOTES (10.4%):
   MIG1, N/R    Brentwood Unified Free School District,
                  GO, TAN ...................................     4.25%     6/30/98    $2,000,000    $ 2,003,316
  MIG1, Sp1+    Buffalo, GO, RAN (LOC - Landesbank
                  Hessen) ...................................     4.40       8/5/98     1,000,000      1,003,349
  MIG1, Sp1+    New York City, GO, Series A, RAN
                  (LOC - Morgan Guaranty Trust,
                  Westdeutsche Landesbank, Societe
                  Generale, Landesbank Hessen,
                  National Westminster Bank, Bayerische
                  Landesbank Girozentrale) ..................     4.50      6/30/98     2,000,000      2,006,414
   N/R, N/R     Town of Hempstead, GO, Series D,
                  BAN .......................................     4.00     10/15/98     2,000,000      2,003,028
  MIG1, Sp1+    Puerto Rico Commonwealth, Series A,
                  TAN & RAN .................................     4.50      7/30/98     2,000,000      2,008,453
                                                                                                     -----------
                  TOTAL MUNICIPAL NOTES (Amortized Cost - $9,024,560) ...........................      9,024,560
                                                                                                     -----------
                MUNICIPAL COMMERCIAL PAPER (10.2%):
   P-1, A-1     New York City, Municipal Assistance Corp.
                  (LOC - Landesbank Hessen) .................     3.70      2/23/98     2,000,000      2,000,000
   P-1, A-1+    New York City, Municipal Water
                  (LOC- Canadian Imperial Bank) .............     3.80      2/11/98     4,000,000      4,000,000
   P-1, A-1     New York State Dormitory Authority,
                  Sloan Kettering (LOC - Chase
                  Manhattan Bank) ...........................     3.60       1/5/98     2,800,000      2,800,000
                                                                                                     -----------
                  TOTAL MUNICIPAL COMMERCIAL PAPER (Amortized Cost - $8,800,000) ................      8,800,000
                                                                                                     -----------
                MANDATORY PUT MUNICIPAL BONDS (7.2%):
  VMIG1, N/R    New York State Energy, Research &
                  Development Authority, Pollution Control
                  Revenue, Long Island Lighting Co.
                  Project, Series A,
                  (LOC - Deutsche Bank AG)* .................     3.60       3/2/98     2,000,000      2,000,000
  VMIG1, A-1    New York State Power Authority, GO,
                  Revenue & General Purpose (Revolving
                  Credit Agreement - Morgan Guaranty Trust
                  Co., Sumitomo Bank Ltd., Bank of Tokyo-
                  Mitsubishi Ltd., Bank of America)* ........     3.50       3/2/98     2,220,000      2,220,000
   P-1, A-1+    Puerto Rico Industrial, Medical &
                  Environmental Financing Authority,
                  Pollution Control Revenue, Reynolds Metals
                  Co. Project, (LOC - ABN AMRO Bank)
                  Callable 9/1/98 @ 100* ....................     3.80       9/1/98     2,000,000      2,000,000
                                                                                                     -----------
                  TOTAL MANDATORY PUT MUNICIPAL BONDS (Amortized Cost - $6,220,000) .............      6,220,000
                                                                                                     -----------

                       NEW YORK TAX-FREE MONEY MARKET FUND

 CREDIT RATING                                                   INTEREST/
  MOODY'S/S&P                      SECURITY                      DISCOUNT   MATURITY    PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                      RATE       DATE       AMOUNT       (NOTE 2)
 -------------                    -----------                    ---------  --------    ---------   ------------
                NON-VARIABLE MUNICIPAL BONDS (14.2%):
    AA/Aa2      New York City, Municipal Assistance Corp. ...     4.00%      7/1/98    $2,000,000    $ 2,001,442
    A2, A-      New York City, Municipal Water Finance
                  Authority, Water & Sewer System Revenue,
                  Series C ..................................     4.00      6/15/98     1,665,000      1,666,419
   AAA, AAA     New York City, Municipal Water Finance
                  Authority, Water & Sewer System Revenue,
                  Series B, (FGIC Insured),
                  Prerefunded 6/15/98 @ 101.5 ...............     7.63      6/15/17     3,000,000      3,094,028
   AAA, AAA     New York State, Medical Care Facilities
                  Financial Agency,
                  Prerefunded 2/15/98 @ 102 .................     7.70      2/15/18     3,000,000      3,074,369
    A-3, A-     New York State Thruway Authority,
                  Highway & Bridge Trust Fund, Series A .....     4.50       4/1/98     2,500,000      2,504,470
                                                                                                     -----------
                  TOTAL NON-VARIABLE MUNICIPAL BONDS (Amortized Cost - $12,340,728) .............     12,340,728
                                                                                                     -----------
                VARIABLE MUNICIPAL BONDS (50.5%):
   N/R, A-1+    Montgomery Industrial Development
                  Authority, Industrial Development Revenue,
                  Service Merchandise Co.
                  (LOC - Canadian Imperial Bank)* ...........     3.90      1/15/98       100,000        100,000
  VMIG1, A-1+   New York City, GO, Series B
                  (FGIC Insured)* ...........................     4.15       1/2/98       400,000        400,000
  VMIG1, A-1+   New York City, GO, Series B,
                  Subseries B2 (MBIA Insured,
                  SPA Bank of Austria)* .....................     5.10       1/2/98       100,000        100,000
  VMIG1, A-1+   New York City, GO, Series B,
                  Subseries B3 (MBIA Insured,
                  SPA Bank of Nova Scotia)* .................     5.10       1/2/98       700,000        700,000
  VMIG1, A-1+   New York City, GO, Series B,
                  Subseries B4 (MBIA Insured,
                  SPA National Westminster Bank PLC)* .......     5.10       1/2/98       600,000        600,000
  VMIG1, A-1+   New York City, GO, Series B,
                  Subseries B7 (AMBAC Insured,
                  SPA Rabobank Nederland)* ..................     5.10       1/2/98       200,000        200,000
  VMIG1, A-1+   New York City, GO, Subseries A-10
                  (LOC - Morgan Guaranty Trust)* ............     4.15       1/2/98       800,000        800,000
  VMIG1, A-1+   New York City, GO, Subseries A-10
                  (LOC - Morgan Guaranty Trust)* ............     4.15       1/2/98       335,000        335,000

                       NEW YORK TAX-FREE MONEY MARKET FUND

 CREDIT RATING                                                   INTEREST/
  MOODY'S/S&P                      SECURITY                      DISCOUNT   MATURITY    PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                      RATE       DATE       AMOUNT       (NOTE 2)
 -------------                    -----------                    ---------  --------    ---------   ------------
                VARIABLE  MUNICIPAL BONDS (CONTINUED)
 VMIG1, A-1+    New York City,
                  GO, Subseries B-3,
                  (LOC - Morgan Guaranty Trust)* ............     4.15%      1/2/98    $  400,000     $  400,000
 VMIG1, A-1+    New York City, Health & Hospital Corp.,
                  Health Systems, Series A
                  (LOC - Morgan Guaranty Trust)* ............     3.50       1/7/98       500,000        500,000
   N/R, A-1+    New York City, Housing Development Corp.,
                  Multi-Family Rental Housing Revenue,
                  TriBeCa Tower, Series A, AMT
                  (FNMA Collateral)* ........................     3.55       1/7/98     2,000,000      2,000,000
   N/R, A-1     New York City, Housing Development Corp.,
                  Special Obligation, Montefiore Medical
                  Center, Series A
                  (LOC - Chase Manhattan Bank)* .............     3.90       1/7/98     2,500,000      2,500,000
  VMIG1, N/R    New York City, Industrial Development
                  Agency, Civic Facilities Revenue,
                  Berkeley Carroll School Project
                  (LOC - Chase Manhattan Bank)* .............     3.60       1/7/98     1,126,000      1,126,000
   N/R, A-1     New York City, Industrial Development
                  Agency, Civic Facilities Revenue,
                  Columbia Grammar School Project,
                  (LOC - Chase Manhattan Bank)* .............     3.60       1/7/98     1,550,000      1,550,000
  VMIG1, A-1+   New York City, Municipal Water Finance
                  Authority, Water & Sewer System Revenue,
                  Series A (FGIC Insured)* ..................     4.15       1/2/98     4,600,000      4,600,000
  VMIG1, A-1+   New York City, Municipal Water Finance
                  Authority, Water & Sewer System Revenue,
                  Series C (FGIC Insured)* ..................     5.10       1/2/98       200,000        200,000
  VMIG1, A-1+   New York City, Municipal Water Finance
                  Authority, Water & Sewer System Revenue,
                  Series G (FGIC Insured)* ..................     5.00       1/2/98     1,600,000      1,600,000
  VMIG1, A-1+   New York City, Trust for Cultural Resources,
                  Carnegie Hall (LOC - Westdeutsche
                  Landesbank)* ..............................     3.65       1/7/98       400,000        400,000
  VMIG1, A-1+   New York City, Trust for Cultural Resources,
                  Carnegie Hall (LOC - Westdeutsche
                  Landesbank)* ..............................     3.65       1/7/98     2,200,000      2,200,000

                       NEW YORK TAX-FREE MONEY MARKET FUND

 CREDIT RATING                                                   INTEREST/
  MOODY'S/S&P                      SECURITY                      DISCOUNT   MATURITY    PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                      RATE       DATE       AMOUNT       (NOTE 2)
 -------------                    -----------                    ---------  --------   ----------    -----------
                VARIABLE  MUNICIPAL BONDS (CONTINUED)
  VMIG1, A-1+   New York City,
                  Trust for Cultural Resources,
                  Museum of Broadcasting
                  (LOC - Kredietbank NV)* ...................     3.55%      1/7/98    $  800,000     $  800,000
  VMIG1, N/R    New York State Dormitory Authority* .........     3.85       1/7/98     4,300,000      4,300,000
  VMIG1, A-1+   New York State Energy, Research &
                  Development Authority, Brooklyn Union
                  Gas Co. Project, Series A-1, (MBIA Insured,
                  SPA Union Bank of Switzerland)* ...........     3.70       1/7/98     2,000,000      2,000,000
  VMIG1, A-1+   New York State Energy, Research &
                  Development Authority, Pollution Control
                  Revenue, New York Electric & Gas, Series D
                  (LOC - Union Bank of Switzerland)* ........     4.15       1/2/98       300,000        300,000
   P-1, N/R     New York State Energy, Research &
                  Development Authority, Pollution Control
                  Revenue, Niagara Mohawk Power Corp.
                  Project, Series A
                  (LOC - Toronto Dominion Bank)* ............     5.00       1/2/98     1,000,000      1,000,000
   N/R, A-1+    New York State Energy, Research &
                  Development Authority, Pollution Control
                  Revenue, Niagara Mohawk Power Corp.
                  Project, Series B, AMT
                  (LOC - Morgan Guaranty Trust)* ............     4.55       1/2/98     3,300,000      3,300,000
   N/R, A-1+    New York State Energy, Research &
                  Development Authority, Pollution Control
                  Revenue, Niagara Mohawk Power Corp.
                  Project, Series B, AMT
                  (LOC - Morgan Guaranty Trust)* ............     4.55       1/2/98     2,000,000      2,000,000
   P-1, N/R     New York State Energy, Research &
                  Development Authority, Pollution Control
                  Revenue, Niagara Mohawk Power Corp.
                  Project, Series C
                  (LOC - Canadian Imperial Bank)* ...........     4.95       1/2/98     1,000,000      1,000,000
  VMIG1, A-1+   New York State Energy, Research &
                  Development Authority, Pollution Control
                  Revenue, Orange & Rockland Utilities Project,
                  Series A (LOC - Societe Generale)* ........     3.55       1/7/98     2,000,000      2,000,000

                       NEW YORK TAX-FREE MONEY MARKET FUND

 CREDIT RATING                                                   INTEREST/
  MOODY'S/S&P                      SECURITY                      DISCOUNT   MATURITY    PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                      RATE       DATE       AMOUNT       (NOTE 2)
 -------------                    -----------                    ---------  --------   ----------    -----------
                VARIABLE  MUNICIPAL BONDS (CONTINUED)
  VMIG1, AAA    New York State
                  Housing Finance Agency,
                  Multifamily Housing Revenue, Series A,
                  (AMBAC Insured)* ..........................     3.60       1/7/98    $1,100,000    $ 1,100,000
  VMIG1, A-1+   New York State Local Government Assistance
                  Corp., Series A (LOC - Union Bank of
                  Switzerland, Credit Suisse)* ..............     3.50       1/7/98     1,400,000      1,400,000
  VMIG1, A-1+   New York State Local Government Assistance
                  Corp., GO, Series B (LOC - Credit Suisse
                  First Boston)* ............................     3.50       1/7/98       400,000        400,000
  VMIG1, A-1+   New York State Local Government Assistance
                  Corp., Series F (LOC - Toronto Dominion
                  Bank)* ....................................     3.50       1/7/98       800,000        800,000
  VMIG1, A-1+   Niagara Falls Bridge Commission,
                  Toll Revenue, Series A (FGIC Insured)* ....     3.55       1/7/98     1,300,000      1,300,000
  VMIG1, A-1+   Triborough Bridge & Tunnel Authority,
                  Special Obligation (FGIC Insured)* ........     3.55       1/7/98       400,000        400,000
  VMIG1, N/R    Wallkill Industrial Development Agency,
                  Pollution Control Revenue, Reynolds Metal Co.
                  Project (LOC - Dresdner Bank AG)* .........     3.80       1/7/98       500,000        500,000
  VMIG1, N/R    Yonkers Industrial Development Agency,
                  Civic Facilities Revenue,
                  Consumers Union Facility
                  (LOC - Credit Local de France)* ...........     3.50       1/7/98       900,000        900,000
                                                                                                     -----------
                  TOTAL VARIABLE MUNICIPAL BONDS (Amortized Cost - $43,811,000)                       43,811,000
                                                                                                     -----------

                       NEW YORK TAX-FREE MONEY MARKET FUND

 CREDIT RATING
  MOODY'S/S&P                      SECURITY                                             PRINCIPAL       VALUE
  (UNAUDITED)                     DESCRIPTION                                             AMOUNT       (NOTE 2)
 -------------                    -----------                                          ----------    -----------
                OPEN-END INVESTMENT COMPANIES (7.2%):
                Dreyfus New York Municipal Cash Management Fund ...................    $2,460,000    $ 2,460,000
                New York Money Fund ...............................................     3,825,000      3,825,000
                                                                                                     -----------
                  TOTAL OPEN-END INVESTMENT COMPANIES (Amortized Cost - $6,285,000) .............      6,285,000
                                                                                                     -----------
                  TOTAL INVESTMENTS (99.7%):
                    (Amortized Cost - $86,481,288)(a) ...........................................     86,481,288
                                                                                                     -----------
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%) ..................................        247,539
                                                                                                     -----------
                  NET ASSETS (100.0%) ...........................................................    $86,728,827
                                                                                                     ===========


--------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
  * Variable rate security. Rate presented represents rate in effect at December 31, 1997. Date presented represents the next rate change date.
AMBAC - American  Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax Paper
BAN - Bond Anticipation Note
FGIC - Financial Guaranty Insurance Corp.
FNMA - Federal National Mortgage Assoc.
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assuranc
N/R - Not rated
PLC - Public Limited Co.
RAN - Revenue Anticipation Note
SPA - Standby Purchase Agreement
TAN - Tax Anticipation Note

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1997

                                                                                                       NEW YORK
                                                                          GOVERNMENT  U.S. TREASURY    TAX-FREE
                                                        CASH MANAGEMENT  MONEY MARKET  MONEY MARKET   MONEY MARKET
                                                             FUND            FUND          FUND           FUND
                                                        ---------------  ------------   -----------   ------------
ASSETS:
   Investment in securities, at value
     (amortized cost $180,302,567, $64,681,366,
     $8,296,313, $86,481,288, respectively) ..........    $180,302,567   $ 64,681,366   $ 8,296,313    $86,481,288
   Repurchase Agreements
     (cost $3,309,000, $35,658,000, $17,353,000,
     and $0, respectively). ..........................       3,309,000     35,658,000    17,353,000             --
                                                          ------------   ------------   -----------    -----------
       Total Investment ..............................     183,611,567    100,339,366    25,649,313     86,481,288
   Cash ..............................................             370            539           138             --
   Interest and dividends receivable .................       1,602,588        945,132        16,851        585,584
   Receivable for capital shares sold ................          15,000             --         4,000             --
   Prepaid expenses ..................................          13,095          5,560         1,669          5,945
                                                          ------------   ------------   -----------    -----------
Total Assets .........................................     185,242,620    101,290,597    25,671,971     87,072,817
                                                          ------------   ------------   -----------    -----------
LIABILITIES:
   Cash overdraft ....................................              --             --            --         24,948
   Dividends payable .................................         831,785        332,451       110,342        220,897
   Payable for capital shares redeemed ...............           5,696             --            --             --
   Accrued expenses and other payables:
     Investment advisory fees ........................          26,494         13,933         1,329          3,035
     Administration fees .............................          16,277          6,800         2,279         12,748
     Distribution fees ...............................          14,783          2,836           971          4,191
     Custodian fees ..................................           9,995          4,482         3,898          3,778
     Legal and audit fees. ...........................          64,219         29,222        10,560         32,789
     Fund accounting and transfer agent fees. ........          24,779         11,052        13,478         14,965
     Deferred trustees payable. ......................          32,974         23,766        20,435         21,632
     Other.. .........................................          10,354          4,444         1,412          5,007
                                                          ------------   ------------   -----------    -----------
Total Liabilities ....................................       1,037,356        428,986       164,704        343,990
                                                          ------------   ------------   -----------    -----------
Net Assets ...........................................    $184,205,264   $100,861,611   $25,507,267    $86,728,827
                                                          ============   ============   ===========    ===========
COMPUTATION OF NET ASSET VALUE:
   Net assets ........................................    $184,205,264   $100,861,611   $25,507,267    $86,728,827
   Shares of beneficial interest issued and outstanding
     ($0.001 par value per share, unlimited number
     of shares authorized) ...........................     184,207,871    100,863,402    25,506,739     86,736,588
                                                          ------------   ------------   -----------    -----------
   Net asset value, offering price and redemption
     price per share .................................    $       1.00   $       1.00   $      1.00    $      1.00
                                                          ============   ============   ===========    ===========
COMPOSITION OF NET ASSETS:
   Paid-in capital ...................................    $184,211,005   $100,862,535   $25,507,083    $86,770,695
   Accumulated undistributed net realized gains
     (losses) from investment transactions ...........          (5,741)          (924)          184        (41,868)
                                                          ------------   ------------   -----------    -----------
Net Assets, December 31, 1997 ........................    $184,205,264   $100,861,611   $25,507,267    $86,728,827
                                                          ============   ============   ===========    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                                       NEW YORK
                                                             CASH         GOVERNMENT  U.S. TREASURY    TAX-FREE
                                                          MANAGEMENT     MONEY MARKET  MONEY MARKET   MONEY MARKET
                                                             FUND            FUND          FUND           FUND
                                                          ----------     ------------   -----------   ------------
INVESTMENT INCOME:
   Interest ..........................................   $10,500,019      $4,006,787     $1,427,368    $2,781,291
   Dividends .........................................        24,889          12,111         21,031       141,826
                                                         -----------      ----------     ----------    ----------
   Total Income ......................................    10,524,908       4,018,898      1,448,399     2,923,117
                                                         -----------      ----------     ----------    ----------
EXPENSES:
   Advisory fees .....................................       647,611         252,442         92,003       283,194
   Administration fees ...............................       277,550         108,190         39,430       121,370
   Co-administration and shareholder
      servicing fees .................................       129,522          50,489         18,401        56,639
   Distribution fees .................................        53,227          13,959          4,294        24,755
   Audit fees ........................................        38,257          17,756          6,557        19,249
   Fund accounting fees ..............................         1,726             536            142         2,866
   Transfer agent fees. ..............................       140,855          50,378         37,460        60,684
   Service organization fees .........................        41,537           2,119         16,610            --
   Custodian fees ....................................        22,799          14,109         12,859        14,175
   Printing costs ....................................        31,194          14,295          3,976        12,976
   Registration fees .................................        16,159           3,161            565         5,517
   Legal fees ........................................        74,439          26,200          7,782        32,019
   Trustee fees ......................................        20,092           7,753          2,863         7,321
   Other expenses ....................................        32,671          11,838          3,705        11,055
                                                         -----------      ----------     ----------    ----------
Gross Expenses .......................................     1,527,639         573,225        246,647       651,820
   Less: Fee waivers .................................      (222,223)        (86,624)       (31,570)     (186,672)
   Less: Reimbursements ..............................      (133,524)        (32,370)       (44,308)      (43,638)
                                                         -----------      ----------     ----------    ----------
Net Expenses .........................................     1,171,892         454,231        170,769       421,510
                                                         -----------      ----------     ----------    ----------
Net Investment Income ................................     9,353,016       3,564,667      1,277,630     2,501,607
                                                         -----------      ----------     ----------    ----------
NET REALIZED GAINS/ (LOSSES)
FROM INVESTMENTS:
   Net realized gains/(losses) from investment
     transactions ....................................             5            (329)           184        (7,385)
                                                         -----------      ----------     ----------    ----------
   Net Increase in Net Assets
     Resulting from Operations .......................   $ 9,353,021      $3,564,338     $1,277,814    $2,494,222
                                                         ===========      ==========     ==========    ==========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS AS OF DECEMBER 31, 1997

                                                                                                         GOVERNMENT
                                                             CASH MANAGEMENT FUND                    MONEY MARKET FUND
                                                    -----------------------------------       ---------------------------------
                                                      FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                         ENDED                ENDED              ENDED               ENDED
                                                      DECEMBER 31,        DECEMBER 31,         DECEMBER 31,       DECEMBER 31,
                                                          1997                1996                 1997               1996
                                                    ---------------     ---------------       -------------       -------------
From Investment Activities:
OPERATIONS:
   Net investment income ........................   $     9,353,016     $     9,593,928       $   3,564,667       $   3,440,009
   Net realized gains (losses) from
     investment transactions ....................                 5              (2,993)               (329)               (342)
                                                    ---------------     ---------------       -------------       -------------
   Change in net assets resulting
     from operations ............................         9,353,021           9,590,935           3,564,338           3,439,667
                                                    ---------------     ---------------       -------------       -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ...................        (9,353,016)         (9,593,928)         (3,564,667)         (3,440,009)
   In excess of net investment income ...........                --                  --                  --                (867)
                                                    ---------------     ---------------       -------------       -------------
   Change in net assets from shareholder
     distributions ..............................        (9,353,016)         (9,593,928)         (3,564,667)         (3,440,876)
                                                    ---------------     ---------------       -------------       -------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued ..................     1,156,962,210       1,165,750,259         235,133,212         222,091,173
   Dividends reinvested .........................         4,569,829           3,331,841           1,188,858           1,134,318
   Cost of shares redeemed ......................    (1,198,286,576)     (1,118,988,159)       (222,851,766)       (222,682,793)
                                                    ---------------     ---------------       -------------       -------------
   Change in net assets from capital
     transactions ...............................       (36,754,537)         50,093,941          13,470,304             542,698
                                                    ---------------     ---------------       -------------       -------------
Change in net assets ............................       (36,754,532)         50,090,948          13,469,975             541,489
                                                    ---------------     ---------------       -------------       -------------

NET ASSETS:
Beginning of year ...............................       220,959,796         170,868,848          87,391,636          86,850,147
                                                    ---------------     ---------------       -------------       -------------
End of year .....................................   $   184,205,264     $   220,959,796       $ 100,861,611       $  87,391,636
                                                    ===============     ===============       =============       =============

SHARE TRANSACTIONS:
   Issued .......................................     1,156,959,601       1,165,750,259         235,133,212         222,091,173
   Reinvested ...................................         4,569,829           3,331,841           1,188,858           1,134,318
   Redeemed .....................................    (1,198,286,576)     (1,118,988,159)       (222,851,766)       (222,682,793)
                                                    ---------------     ---------------       -------------       -------------
Change in shares ................................       (36,757,146)         50,093,941          13,470,304             542,698
                                                    ===============     ===============       =============       =============


                                                              U.S. TREASURY                        NEW YORK TAX-FREE
                                                           MONEY MARKET FUND                      MONEY MARKET FUND
                                                     --------------------------------      --------------------------------
                                                     FOR THE YEAR        FOR THE YEAR      FOR THE YEAR        FOR THE YEAR
                                                        ENDED               ENDED             ENDED               ENDED
                                                     DECEMBER 31,        DECEMBER 31,      DECEMBER 31,        DECEMBER 31,
                                                         1997                1996              1997                1996
                                                    -------------       -------------      -------------       ------------
From Investment Activities:
OPERATIONS:
   Net investment income ........................   $   1,277,630       $   1,376,970      $   2,501,607       $  1,911,584
   Net realized gains (losses) from
     investment transactions ....................             184                 343             (7,385)              (240)
                                                    -------------       -------------      -------------       ------------
   Change in net assets resulting
     from operations ............................       1,277,814           1,377,313          2,494,222          1,911,344
                                                    -------------       -------------      -------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ...................      (1,277,630)         (1,376,970)        (2,501,607)        (1,911,584)
   In excess of net investment income ...........              --                  --                 --                 --
                                                    -------------       -------------      -------------       ------------
   Change in net assets from shareholder
     distributions ..............................      (1,277,630)         (1,376,970)        (2,501,607)        (1,911,584)
                                                    -------------       -------------      -------------       ------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued ..................     221,502,675         144,331,089        160,027,422         98,191,108
   Dividends reinvested .........................         551,579             567,034          1,604,558          1,135,887
   Cost of shares redeemed ......................    (225,509,647)       (148,436,061)      (145,234,462)       (93,871,590)
                                                    -------------       -------------      -------------       ------------
   Change in net assets from capital
     transactions ...............................      (3,455,393)         (3,537,938)        16,397,518          5,455,405
                                                    -------------       -------------      -------------       ------------
Change in net assets ............................      (3,455,209)         (3,537,595)        16,390,133          5,455,165
                                                    -------------       -------------      -------------       ------------

NET ASSETS:
Beginning of year ...............................      28,962,476          32,500,071         70,338,694         64,883,529
                                                    -------------       -------------      -------------       ------------
End of year .....................................   $  25,507,267       $  28,962,476      $  86,728,827       $ 70,338,694
                                                    =============       =============      =============       ============

SHARE TRANSACTIONS:
   Issued .......................................     221,502,675         144,331,089        160,027,422         98,191,108
   Reinvested ...................................         551,579             567,034          1,604,558          1,135,887
   Redeemed .....................................    (225,509,647)       (148,436,061)      (145,234,462)       (93,871,590)
                                                    -------------       -------------      -------------       ------------
Change in shares ................................      (3,455,393)         (3,537,938)        16,397,518          5,455,405
                                                    =============       =============      =============       ============


SEE NOTES TO FINANCIAL STATEMENTS.

16 & 17

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     HSBC Funds Trust (the "Trust") was organized in Massachusetts on October 31, 1985 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company with multiple investment portfolios, including the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (herein referred to individually as a "Fund" and collectively as the "Funds").

     The investment objective of the Cash Management Fund, the Government Money Market Fund and the U.S. Treasury Money Market Fund is to achieve as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the New York Tax-Free Money Market Fund is to provide its shareholders with as high a level of current income exempt from regular federal, New York State and New York City income taxes as is consistent with preservation of capital and liquidity. The Cash Management Fund invests in a variety of high quality, short-term money market instruments, with remaining maturities of thirteen months or less. The Government Money Market Fund invests exclusively in short-term obligations issued or guaranteed by the United States Government or its agencies or instrumentalities with remaining maturities of thirteen months or less, and repurchase agreements. The U.S. Treasury Money Market Fund invests exclusively in short-term direct obligations of the United States Treasury with remaining maturities of thirteen months or less, and repurchase agreements. The New York Tax-Free Money Market Fund invests primarily in high quality obligations issued by or on behalf of New York, its cities, municipalities or other public authorities that are exempt from regular federal, New York State and New York City income tax in the opinion of bond counsel to the issuer with remaining maturities of thirteen months or less.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION: The Funds each value portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors.Investments in investment companies are valued at their net asset values as reported by such companies. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     TAXES: It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income and net realized capital gains, if any, to its shareholders for each taxable year. Therefore, no provision is required for federal income tax.

     For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 1997, which are available to offset future gains, if any:

                                                       AMOUNT          EXPIRES
                                                       -------         -------
              Cash Management Fund ..................  $   520          2002
                                                         2,228          2003
                                                         2,993          2004
                                                       -------
                                                       $ 5,741
                                                       -------
              Government Money Market Fund ..........  $   252          2003
                                                           342          2004
                                                           330          2005
                                                       -------
                                                       $   924
                                                       -------
              New York Tax-Free Money Market Fund ...  $29,192          1998
                                                         3,591          2001
                                                         1,324          2002
                                                           136          2003
                                                           240          2004
                                                         7,385          2005
                                                       -------
                                                       $41,868
                                                       -------

     Capital losses incurred after October 31 for the Funds are deemed to arise on the first business day of the following fiscal year for tax purposes.The U.S. Treasury Fund has incurred and will elect to defer such capital losses of $1,098 after October 31, 1997.

     DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared daily to shareholders and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Fund can be reduced by any capital loss carryovers of that Fund, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     As of December 31, 1997, the following reclassifications have been made to increase (decrease) the indicated accounts with offsetting adjustments to paid-in-capital:

                                       ACCUMULATED            ACCUMULATED
                                      UNDISTRIBUTED        NET REALIZED GAINS/
                                     NET INVESTMENT            (LOSSES) ON
                                         INCOME                INVESTMENTS
                                     --------------        -------------------
     New York Tax-Free
       Money Market Fund                   --                    $22,404

     SECURITY TRANSACTIONS AND RELATED INCOME: Security transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income, including the amortization of premium or accretion of discount, is recorded as earned.

     EXPENSE ALLOCATION: Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets or another appropriate basis.

3.   RELATED PARTY TRANSACTIONS

     The Trust retains HSBC Asset Management Americas Inc. to act as Investment Adviser for the Fund. HSBC Asset Management Americas Inc. is the North American investment management affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As Investment Adviser, HSBC Asset Management Americas Inc. furnishes investment guidance and policy direction in connection with the management of the investment portfolios of the Funds, subject to policies established by the Board of Trustees.

     As compensation for its services, HSBC Asset Management Americas Inc. is paid monthly advisory fees at the following annual rates:

                                                                                ADVISORY FEE RATE
                                                                  -----------------------------------------------
                                                                                              U.S.       NEW YORK
                                                                               GOVERNMENT   TREASURY     TAX-FREE
                                                                     CASH         MONEY      MONEY        MONEY
                                                                  MANAGEMENT     MARKET      MARKET       MARKET
     PORTIONS OF EACH FUND'S AVERAGE DAILY NET ASSETS                FUND         FUND        FUND         FUND
     ----------------------------------------------------------   ----------   ----------   --------     --------
     Up to $500 million .......................................      0.350%      0.350%       0.350%      0.350%
     In excess of $500 million but not exceeding $1 billion ...      0.315%      0.315%       0.315%      0.315%
     In excess of $1 billion but not exceeding $1.5 billion ...      0.280%      0.280%       0.280%      0.280%
     In excess of $1.5 billion ................................      0.245%      0.245%       0.245%      0.245%

     For the year ended December 31, 1997, HSBC Asset Management Americas Inc. earned $521,010 from the Cash Management Fund, $220,426 from the Government Money Market Fund, $47,695 from the U.S. Treasury Money Market Fund and $150,060 from the New York Tax-Free Money Market Fund, net of fee waivers totaling $0, $0, $0 and $89,496, respectively. HSBC Asset Management Americas Inc. has voluntarily agreed to reimburse Fund expenses to the extent a Fund's ordinary operating expenses net of other fee waivers exceed 0.65% of each Fund's average daily net assets. For the year ended December 31, 1997, HSBC Asset

     Management Americas Inc. agreed to reimburse expenses totaling $126,601; $32,016; $44,308 and $43,638 for the Cash Management, Government Money Market, U.S. Treasury Money Market, and New York Tax-Free Money Market Fund, respectively, pursuant to this voluntary agreement.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust.

     In accordance with the terms of the Management and Administration Agreement and the Fund Accounting Agreement, BISYS is paid a monthly asset-based fee of 0.15% (annualized) of a Fund's first $200 million of average net assets; 0.125% of a Fund's next $200 million of average net assets; 0.10% of a Fund's next $200 million of average net assets; and 0.08% of a Fund's average net assets in excess of $600 million; exclusive of out-of-pocket expenses. For the year ended December 31, 1997, BISYS earned administrative services fees of $184,849 from the Cash Management Fund, $72,055 from the Government Money Market Fund, $26,260 from the U.S. Treasury Money Market Fund and $80,833 from the New York Tax-Free Money Market Fund, net of fee waivers of $92,701; $36,135; $13,170 and $40,537, respectively.

     HSBC Asset Management Americas Inc. earned co-administration/shareholder servicer assistance fees of 0.07% of each Fund's average net assets totaling $129,522 from the Cash Management Fund, $50,489 from the Government Money Market Fund, $18,401 from the U.S. Treasury Money Market Fund and $56,639 from the New York Tax-Free Money Market Fund for the year ended December 31, 1997, all of which was waived.

     The Trust has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by a Fund to BISYS Fund Services for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.20% of the Fund's average net assets during the preceding month. For the year ended December 31, 1997, the expenses incurred as a result of these agreements totaled $53,227 from the Cash Management Fund, $13,959 from the Government Money Market Fund, $4,294 from the U.S. Treasury Money Market Fund and $24,755 from the New York Tax-Free Money Market Fund.

     The Fund may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") whereby each Service Organization handles record keeping and provides certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.35% of the average value of the Funds' shares held in the subaccounts of the Service Organizations. As a result of these agreements, First Tennessee Bank received $41,537 from the Cash Management Fund and $2,119 from the Government Money Market Fund, for the year ended December 31, 1997. HSBC Asset Management Americas Inc. reimbursed the Funds $6,923 and $354, respectively. In addition, Bank of Oklahoma received $16,610 from the U.S. Treasury Money Market Fund for the year ended December 31, 1997 pursuant to these agreements.

     A partner of Baker & McKenzie, legal counsel to the Trust, serves as Secretary of the Trust. For the year ended December 31, 1997, legal fees incurred by the Funds totaled $74,439 for the Cash Management Fund, $26,200 for the Government Money Market Fund, $7,782 for the U.S. Treasury Money Market Fund and $32,019 for the New York Tax-Free Money Market Fund, respectively.

4.   CONCENTRATION OF CREDIT

     The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR



                              CASH MANAGEMENT FUND


                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------
                                                                  1997       1996        1995        1994       1993
                                                                --------   --------    --------    --------   --------
Net Asset Value,
   Beginning of Year ........................................   $  1.000   $  1.000    $  1.000    $  1.000   $ 1.000
                                                                --------   --------    --------    --------   --------
Investment Activities
     Net investment income ..................................      0.051      0.049       0.053       0.039      0.027
     Net realized and unrealized gain
        from investment .....................................         --         --          --          --      0.002
                                                                --------   --------    --------    --------   --------
     Total from Investment Activities .......................      0.051      0.049       0.053       0.039      0.029
                                                                --------   --------    --------    --------   --------
Distributions
     From net investment income .............................     (0.051)    (0.049)     (0.053)     (0.039)    (0.027)
     From net realized gains ................................        --          --          --          --     (0.002)
                                                                --------   --------    --------    --------   --------
     Total distributions ....................................     (0.051)    (0.049)     (0.053)     (0.039)    (0.029)
                                                                --------   --------    --------    --------   --------
Net Asset Value, End of Year ................................   $  1.000   $  1.000    $  1.000    $  1.000   $  1.000
                                                                ========   ========    ========    ========   ========
Total Return ................................................       5.18%      5.00%       5.41%       3.95%      3.11%
Ratios/Supplemental Data:
     Net assets at end of year (000) ........................   $184,205   $220,960    $170,869    $200,492   $172,518
     Ratio of expenses to average net assets ................       0.63%      0.68%       0.79%       0.63%      0.58%
     Ratio of net investment income to
        average net assets ..................................       5.06%      4.88%       5.29%       3.84%      2.88%
     Ratio of expenses to average net assets* ...............       0.83%      0.80%       0.80%       0.64%      0.58%
     Ratio of net investment income to
        average net assets* .................................       4.86%      4.76%       5.28%       3.83%      2.88%

------------
* During the year, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR



                          GOVERNMENT MONEY MARKET FUND


                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------
                                                                  1997        1996       1995        1994        1993
                                                                --------   --------    --------    --------   --------
Net Asset Value,
   Beginning of Year ........................................   $  1.000    $ 1.000     $ 1.000    $  1.000   $  1.000
                                                                --------    -------     -------    --------   --------
Investment Activities
     Net investment income ..................................      0.049      0.048       0.052       0.038      0.028
     Net realized and unrealized gain
        from investment .....................................         --         --          --          --      0.001
                                                                --------    -------     -------    --------   --------
     Total from Investment Activities .......................      0.049      0.048       0.052       0.038      0.029
                                                                --------    -------     -------    --------   --------
Distributions
     From net investment income .............................     (0.049)    (0.048)     (0.052)     (0.038)    (0.028)
     From net realized gains ................................         --         --          --          --     (0.001)
                                                                --------    -------     -------    --------   --------
     Total distributions ....................................     (0.049)    (0.048)     (0.052)     (0.038)    (0.029)
                                                                --------    -------     -------    --------   --------
Net Asset Value, End of Year ................................   $  1.000    $ 1.000     $ 1.000    $  1.000   $  1.000
                                                                ========    =======     =======    ========   ========
Total Return ................................................       5.05%      4.87%       5.32%       3.83%      2.99%
Ratios/Supplemental Data:
     Net assets at end of year (000) ........................   $100,862    $87,392     $86,850    $166,796   $138,085
     Ratio of expenses to average net assets ................       0.63%      0.72%       0.76%       0.63%      0.61%
     Ratio of net investment income to
        average net assets ..................................       4.94%      4.75%       5.21%       3.76%      2.89%
     Ratio of expenses to average net assets* ...............       0.79%      0.84%       0.78%       0.64%      0.61%
     Ratio of net investment income to
        average net assets* .................................       4.78%      4.63%       5.19%       3.75%      2.89%

------------
* During the year, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR



                         U.S. TREASURY MONEY MARKET FUND


                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------
                                                                  1997        1996        1995       1994       1993
                                                                --------    -------     -------    --------   --------
Net Asset Value,
   Beginning of Year ........................................    $ 1.000    $ 1.000     $ 1.000    $  1.000   $  1.000
                                                                 -------    -------     -------    --------   --------
Investment Activities
     Net investment income ..................................      0.049      0.046       0.049       0.036      0.026
Distributions
     From net investment income .............................     (0.049)    (0.046)     (0.049)     (0.036)    (0.026)
                                                                 -------    -------     -------    --------   --------
Net Asset Value, End of Year ................................    $ 1.000    $ 1.000     $ 1.000    $  1.000   $  1.000
                                                                 =======    =======     =======    ========   ========
Total Return ................................................       4.98%      4.68%       5.04%       3.60%      2.65%
Ratios/Supplemental Data:
     Net assets at end of year (000) ........................    $25,507    $28,962     $32,500    $105,720   $133,070
     Ratio of expenses to average net assets ................       0.65%      0.78%       0.82%       0.68%      0.59%
     Ratio of net investment income to
        average net assets ..................................       4.86%      4.57%       4.94%       3.48%      2.62%
     Ratio of expenses to average net assets* ...............       0.94%      0.95%       0.84%       0.69%      0.59%
     Ratio of net investment income to
        average net assets* .................................       4.57%      4.40%       4.92%       3.47%      2.62%

------------
* During the year, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              25

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR



                       NEW YORK TAX-FREE MONEY MARKET FUND


                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------
                                                                   1997       1996        1995        1994      1993
                                                                 -------    -------     -------     -------    -------
Net Asset Value,
   Beginning of Year ........................................    $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                                 -------    -------     -------     -------    -------
Investment Activities
     Net investment income ..................................      0.031      0.029       0.031       0.022      0.018
Distributions
     From net investment income .............................     (0.031)    (0.029)     (0.031)     (0.022)    (0.018)
                                                                 -------    -------     -------     -------    -------
Net Asset Value, End of Year ................................    $ 1.000    $ 1.000     $ 1.000     $ 1.000    $ 1.000
                                                                 =======    =======     =======     =======    =======
Total Return ................................................       3.14%      2.92%       3.17%       2.23%      1.86%
Ratios/Supplemental Data:
     Net assets at end of year (000) ........................    $86,729    $70,339     $64,884     $53,538    $59,394
     Ratio of expenses to average net assets ................       0.52%      0.59%       0.69%       0.57%      0.55%
     Ratio of net investment income to
        average net assets ..................................       3.09%      2.88%       3.13%       2.20%      1.85%
     Ratio of expenses to average net assets* ...............       0.80%      0.87%       0.85%       0.73%      0.72%
     Ratio of net investment income to
        average net assets* .................................       2.81%      2.60%       2.97%       2.04%      1.68%

------------
* During the year, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



To the Shareholders and Board of Trustees
HSBC Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (four of the portfolios comprising HSBCFunds Trust) as ofDecember 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of theTrust's management.Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, the Government Money Market Fund, the U.S.Treasury Money Market Fund and the New York Tax-Free Money Market Fund at December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





/s/ ERNST & YOUNG LLP

New York, New York
February 13, 1998


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HSBC(SERVICE MARK) MUTUAL FUNDS TRUST
3435 Stelzer Road
Columbus,Ohio 43219

INFORMATION:
(800) 634-2536

INVESTMENT ADVISER
HSBC Asset Management Americas Inc.
140 Broadway (6th Floor)
New York, New York  10005-1180

DISTRIBUTOR,  ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
90 Washington Street
New York, New York 10286

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh  Avenue
New York,  New York 10019

LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York 10022

This report is for the information of the shareholders of HSBC Mutual Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Funds are not an obligation of or guaranteed or endorsed by HSBC Holdings plc or its affiliates.An investment in the trust is neither insured nor guaranteed by the U.S.Government and there can be no assurance that the trust will be able to maintain a stable net asset value of $1.00 per share.


                                                                            2/98